SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to May 6, 2022 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On April 14, 2022, the Company issued 2,358,380 shares of Common Stock in exchange for conversion of $150,000 of principle balance on a convertible debenture and $1,644 of accrued interest.

On April 29, 2022, the Company issued 4,373,417 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $5,918 of accrued interest.

NOTE 11 SUBSEQUENT EVENTS

The Company has analyzed its operations subsequent to March 15, 2022 through the date these financial statements were issued, and has determined that, other than disclosed below, it does not have any material subsequent events to disclose.

On January 21, 2022, the Company issued 3,935,417 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $2,260 of accrued interest.

On January 26, 2022, the Company repaid $40,000 of the outstanding loan to its principal stockholder.

On January 31, 2022, the Company issued 4,569,059 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $42,877 of accrued interest.

On February 16, 2022, the Company issued 3,924,443 shares of Common Stock in exchange for conversion of $250,000 of principle balance on a convertible debenture and $1,164 of accrued interest.